UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):[ ]is a restatement.
				 [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Gareth Morgan Investments Limited Partnership
Address: Level 10, 109 Featherston Street, Wellington 6011, New Zealand

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan Clark
Title: Senior Business Analyst
Phone: + 64 9 4427645

Signature, Place, and Date of Signing:

/s/ Stephan Clark	Auckland, New Zealand	December 19, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:24

Form 13F Information Table Value Total:$185,317(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


				FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000)PRN AMT PRN CALL DSCRETN MANAGERS SOLE     SHARED  NONE
---------------------------  --------------- --------  ------- ------- --- ---- ------- -------- -------- ----- -----
ISHARES INC                  MSCI PAC J IDX  464286665    2499    69932 SH        SOLE                69932
ISHARES INC                  MSCI CDA INDEX  464286509    1847    74256 SH        SOLE                74256
ISHARES INC                  MSCI JAPAN      464286848    2609   283537 SH        SOLE               283537
ISHARES INC                  MSCI UTD KINGD  464286699    1149    85495 SH        SOLE                85495
VANGUARD INDEX FDS           TOTAL STK MKT   922908769   19377   368667 SH        SOLE               368667
VANGUARD INTL EQUITY F       MSCI EMR MKT ETF922042858   10350   272447 SH        SOLE               272447
JOHNSON & JOHNSON            COM             478160104    3006    50893 SH        SOLE                50893
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209    2231   107936 SH        SOLE               107936
APPLE INC                    COM             037833100   15793    62787 SH        SOLE                62787
CISCO SYS INC                COM             17275R102   10810   507259 SH        SOLE               507259
SPDR GOLD TRUST              GOLD SHS        78463V107   13385   110000 SH        SOLE               110000
GOOGLE INC                   CL A            38259P508   12177    27368 SH        SOLE                27368
COCA COLA CO                 COM             191216100    7892   157460 SH        SOLE               157460
MASTERCARD INC               CL A            57636Q104    2532    12688 SH        SOLE                12688
MCDONALDS CORP               COM             580135101   10469   158930 SH        SOLE               158930
MICROSOFT CORP               COM             594918104   11788   512287 SH        SOLE               512287
NOVARTIS A G                 SPONSORED ADR   66987V109   10529   217893 SH        SOLE               217893
PEPSICO INC                  COM             713448108    7923   129999 SH        SOLE               129999
PROCTER & GAMBLE CO          COM             742718109    8483   141438 SH        SOLE               141438
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206    5617   111853 SH        SOLE               111853
VISA INC                     COM CL A        92826C839    2749    38852 SH        SOLE                38852
WAL MART STORES INC          COM             931142103    6572   136725 SH        SOLE               136725
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506    7165   144216 SH        SOLE               144216
YUM BRANDS INC               COM             988498101    8365   214259 SH        SOLE               214259

